Asset Retirement Obligations - Asset Retirement Obligations Table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Carrying amount of asset retirement obligations at beginning of year	$ 154,571	$ 150,082
Liabilities incurred	34,558	17,932
Liabilities settled	(12,432)	(10,468)
Accretion expense	7,909	7,339
Revisions in estimated liabilities	141,356	(10,314)
Carrying amount of asset retirement obligations at end of year	$ 325,962	$ 154,571